Junior Subordinated Debentures (Schedule Of Junior Subordinated Debentures) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Junior subordinated debentures, Maturity date	Dec. 16, 2013
Junior subordinated debentures, Amount	$ 311.5		$ 311.5
Total Outstanding			64.2
PXRE Capital Trust III [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Earliest date	May 01, 2008
Junior subordinated debentures, Latest date	May 01, 2012
Junior subordinated debentures, redeemable percentage	100.00%
PXRE Capital Trust III [Member] | Maximum [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Rate	104.875%
PXRE Capital Trust III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Rate	100.975%
PXRE Capital Trust I [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Unamortized discount	(0.4)
Junior subordinated debentures, Earliest date	Feb. 01, 2007
Junior subordinated debentures, Latest date	Feb. 01, 2016
Junior subordinated debentures, redeemable percentage	100.00%
PXRE Capital Trust I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Rate	104.18%
PXRE Capital Trust I [Member] | Minimum [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Rate	100.418%
Argo Group International Holdings, Ltd (Parent Guarantor) [Member] | PXRE Capital Statutory Trust II [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 15, 2003
Junior subordinated debentures, Maturity date	May 15, 2033
Junior subordinated debentures, Redeemable date	05/15/2008
Junior subordinated debentures, Rate Structure	3M LIBOR + 4.10%
Junior subordinated debentures, Interest rate	4.56%
Junior subordinated debentures, Amount	18.0
Argo Group International Holdings, Ltd (Parent Guarantor) [Member] | PXRE Capital Trust III [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 23, 2003
Junior subordinated debentures, Maturity date	May 23, 2033
Junior subordinated debentures, Redeemable date	05/23/2008	[1]
Junior subordinated debentures, Rate Structure	9.75
Junior subordinated debentures, Interest rate	9.75%
Junior subordinated debentures, Amount	15.5
Argo Group International Holdings, Ltd (Parent Guarantor) [Member] | PXRE Capital Trust V [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Oct. 29, 2003
Junior subordinated debentures, Maturity date	Oct. 29, 2033
Junior subordinated debentures, Redeemable date	10/29/2008
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.85%
Junior subordinated debentures, Interest rate	4.28%
Junior subordinated debentures, Amount	20.6
Argo Group International Holdings, Ltd (Parent Guarantor) [Member] | PXRE Capital Trust VI [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Nov. 06, 2003
Junior subordinated debentures, Maturity date	Sep. 30, 2033
Junior subordinated debentures, Redeemable date	09/30/2008
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.90%
Junior subordinated debentures, Interest rate	4.47%
Junior subordinated debentures, Amount	10.3
Argo Group US [Member]
Debt Instrument [Line Items]
Total Outstanding	311.5
Argo Group US [Member] | PXRE Capital Trust I [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Jan. 29, 1997
Junior subordinated debentures, Maturity date	Feb. 01, 2027
Junior subordinated debentures, Redeemable date	02/01/2007	[2]
Junior subordinated debentures, Rate Structure	8.85
Junior subordinated debentures, Interest rate	8.85%
Junior subordinated debentures, Amount	103.1
Argo Group US [Member] | Argonaut Group Statutory Trust I [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 15, 2003
Junior subordinated debentures, Maturity date	May 15, 2033
Junior subordinated debentures, Redeemable date	05/15/2008
Junior subordinated debentures, Rate Structure	3M LIBOR + 4.10%
Junior subordinated debentures, Interest rate	4.56%
Junior subordinated debentures, Amount	15.5
Argo Group US [Member] | Argonaut Group Statutory Trust III [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Dec. 16, 2003
Junior subordinated debentures, Maturity date	Jan. 08, 2034
Junior subordinated debentures, Redeemable date	01/08/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 4.10%
Junior subordinated debentures, Interest rate	4.50%
Junior subordinated debentures, Amount	12.4
Argo Group US [Member] | Argonaut Group Statutory Trust IV [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Apr. 29, 2004
Junior subordinated debentures, Maturity date	Apr. 29, 2034
Junior subordinated debentures, Redeemable date	04/29/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.85%
Junior subordinated debentures, Interest rate	4.31%
Junior subordinated debentures, Amount	13.4
Argo Group US [Member] | Argonaut Group Statutory Trust V [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 26, 2004
Junior subordinated debentures, Maturity date	May 24, 2034
Junior subordinated debentures, Redeemable date	05/24/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.85%
Junior subordinated debentures, Interest rate	4.35%
Junior subordinated debentures, Amount	12.3
Argo Group US [Member] | Argonaut Group Statutory Trust VI [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	May 12, 2004
Junior subordinated debentures, Maturity date	May 12, 2034
Junior subordinated debentures, Redeemable date	06/01/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.80%
Junior subordinated debentures, Interest rate	4.36%
Junior subordinated debentures, Amount	13.4
Argo Group US [Member] | Argonaut Group Statutory Trust VII [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Sep. 17, 2004
Junior subordinated debentures, Maturity date	Dec. 15, 2034
Junior subordinated debentures, Redeemable date	09/17/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.60%
Junior subordinated debentures, Interest rate	4.15%
Junior subordinated debentures, Amount	15.5
Argo Group US [Member] | Argonaut Group Statutory Trust VIII [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Sep. 22, 2004
Junior subordinated debentures, Maturity date	Sep. 22, 2034
Junior subordinated debentures, Redeemable date	09/22/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.55%
Junior subordinated debentures, Interest rate	4.12%
Junior subordinated debentures, Amount	15.5
Argo Group US [Member] | Argonaut Group Statutory Trust IX [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Oct. 22, 2004
Junior subordinated debentures, Maturity date	Dec. 15, 2034
Junior subordinated debentures, Redeemable date	12/15/2009
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.60%
Junior subordinated debentures, Interest rate	4.15%
Junior subordinated debentures, Amount	15.5
Argo Group US [Member] | Argonaut Group Statutory Trust X [Member]
Debt Instrument [Line Items]
Junior subordinated debentures, Issue date	Sep. 15, 2005
Junior subordinated debentures, Maturity date	Sep. 15, 2035
Junior subordinated debentures, Redeemable date	09/15/2010
Junior subordinated debentures, Rate Structure	3M LIBOR + 3.40%
Junior subordinated debentures, Interest rate	3.95%
Junior subordinated debentures, Amount	$ 30.9

[1]	Redeemable at a call price (expressed as a percentage of principal) of 104.875% at May 2008 declining annually to 100.975% at May 2012, and 100% thereafter, plus accrued and unpaid interest in all cases.
[2]	Redeemable at a call price (expressed as a percentage of principal) of 104.180% at February 2007 declining annually to 100.418% at February 2016, and 100% thereafter, plus accrued and unpaid interest in all cases.